MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        June 1, 2009

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust III (the "Trust") (File Nos. 2-60491 and 811-2794) on Behalf of MFS(R) High Income Fund, MFS(R) High Yield Opportunities Fund and MFS(R) Municipal High Income Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 43 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 28, 2009.

     Please call the undersigned at (617) 954-5064 or Keli Davis at (617) 954-5873 or with any questions you may have.

                                        Very truly yours,



                                        TIMOTHY M. FAGAN
                                        Timothy M. Fagan
                                        Vice President & Senior Counsel

TMF/bjn